Business Combinations - Summary of Acquisition Date Fair Value of Total Consideration Transferred (Details) - DataSense LLC $ in Thousands	May 01, 2024 USD ($)
Business Acquisition [Line Items]
Cash	$ 7,159
Amounts deposited into escrow	500
Fair value of equity consideration	243
Seller transaction costs paid by the Company	298
Settlement of payables existing prior to the acquisition	(920)
Fair value of previously held ownership interest	3,229
Total consideration	$ 10,509